Offsetting, enforceable master netting arrangements and similar agreements (Tables)	12 Months Ended
Dec. 31, 2017
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Sumaary of Financial Instruments Set Off in Statement of Financial Position

The following table includes financial instruments that are set off in the statement of financial position. In addition, it includes financial instruments that are subject to a legally enforceable master netting arrangement or similar agreements, not set off in the financial statements. The table provides details relating to the effect, or potential effect, of netting arrangements, including rights to set-off, associated with the entity’s recognized financial assets and recognized financial liabilities.

	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities set off in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not set off in the statements of financial position		Net amount
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements				Financial instruments	Cash collateral received (excluding surplus collateral)
2017
Derivatives	5,823	-	5,823	4,973	821	30
At December 31	5,823	-	5,823	4,973	821	30

2016
Derivatives	8,114	-	8,114	6,427	1,486	201
At December 31	8,114	-	8,114	6,427	1,486	201

	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets set off in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amounts not set off in the statements of financial position		Net amount
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements				Financial instruments	Cash collateral pledged (excluding surplus collateral)
2017
Derivatives	5,185	-	5,185	5,145	2	38
At December 31	5,185	-	5,185	5,145	2	38

2016
Derivatives	6,689	-	6,689	6,570	20	99
At December 31	6,689	-	6,689	6,570	20	99